September 29, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street N.E.
Washington, DC 20549

RE:	Dreyfus Investment Grade Fund
	File No. 811-6718	33-48926

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual Report ended July 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212-922-6858.

Very truly yours,

/s/ Monica Giron

Monica Giron
Paralegal

Enclosure